OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2013
Other Payables and Accruals

Other payables and accruals are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Staff cost related payables	26,147,447	23,370,673	3,860,560
Professional services	6,746,476	11,383,463	1,880,414
Product development services	5,447,604	5,817,012	960,902
Marketing and promotion	4,195,359	347,147	57,345
Others	7,947,770	4,751,193	784,841

	50,484,656	45,669,488	7,544,062